Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of future minimum lease payments commitments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2022	$83,714	$13,013	$26,379	$15,469	$28,853

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2022	$686,776	$636,474	$48,729	$1,361	$212

Schedule of other commitments

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
2024 Notes	$856,000	$28,000	$828,000	$—	$—
2030 Notes	952,500	25,313	50,625	50,625	825,937
2027 Loans	1,099,745	2,199	106,042	991,504	—
Total	$2,908,245	$55,512	$984,667	$1,042,129	$825,937